Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (838,724)	$ 111,658	$ 114,647
Other Comprehensive Income (Loss), before Tax [Abstract]
Foreign currency translation adjustments, net of tax	127,551	(16,527)	(90,784)
Unrealized loss on hedges, net of tax	(537)	(1,451)	(1,531)
Unrealized (loss) gain on other, net of tax	(269)	3,060	(5,008)
Other comprehensive income (loss), net of tax	126,745	(14,918)	(97,323)
Comprehensive (loss) income	(711,979)	96,740	17,324
Less: Comprehensive income attributable to non-controlling interests	118,621	114,777	96,980
Less: Comprehensive income attributable to redeemable non-controlling interests	0	0	20,326
Comprehensive loss attributable to IGT PLC	$ (830,600)	$ (18,037)	$ (99,982)